ROU Assets and Lease Liabilities (Details) - Schedule of other information related to leases $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)
Other information:
Operating lease cost	$ 216	$ 395
Operating cash flows from operating leases		$ 348
Weighted-average remaining lease term – operating leases (in months)	91 years 9 months 18 days	91 years 9 months 18 days
Weighted-average discount rate – operating leases	9.20%	9.20%